Weighted average exercise prices options (Details)	Sep. 30, 2016 USD ($) $ / shares shares
Weighted average exercise prices options
Minimum Range of exercise price of average life of the options outstanding	$ 0.042
Maximum Range of exercise price of average life of the options outstanding	$ 1.02
Remaining weighted average life of the options outstanding (years)	4.87
The aggregate intrinsic value of outstanding options | $	$ 28,175
Minimum Range of exercise prices of weighted average life of the warrants outstanding	$ 0.051
Maximum Range of exercise prices of weighted average life of the warrants outstanding	$ 0.17
Remaining weighted average life of the warrants outstanding (years)	1.9
The aggregate intrinsic value of outstanding warrants | $	$ 106,967
Shares of the Company's Common Stock were authorized for issuance under the 2015 Plan | shares	50,000,000